ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses

	September 30, 2021	December 31, 2020
Accrued compensation and benefits	$1,326	$1,326
Accrued research and development	233	233
Accrued other	427	381
Total accrued expenses	$1,986	$1,940

	December 31,
	2020	2019
Accrued compensation and benefits	$1,326	$1,326
Accrued research and development	233	233
Accrued other	381	307
Total accrued expenses	$1,940	$1,866